Combined Statements of Cash Flows (FY) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income		$ 1,273	$ 955	$ 1,107
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion, accretion and amortization		889	851	788
Loss on impairments		2	15	57
Share-based compensation		6	5	4
Gain on disposal of long-lived assets		(40)	(32)	(36)
Gain on land expropriation		(31)	0	0
Deferred tax (benefit) expense		(35)	11	66
Net periodic pension benefit cost		71	43	7
Operating lease expense		0	(8)	(8)
Amortization of debt issuance costs		1	1	1
Other items, net		108	78	(12)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable, net		211	(83)	38
Due from related-party		(22)	1	(3)
Inventories		(146)	(7)	(296)
Accounts payable		28	60	195
Due to related-party		(7)	28	54
Other assets		(19)	8	(62)
Other liabilities		48	142	115
Defined benefit pension plans and other postretirement benefit plans		(55)	(32)	(27)
Net cash provided by operating activities		2,282	2,036	1,988
Cash Flows from Investing Activities:
Purchases of property, plant and equipment		(642)	(630)	(488)
Acquisitions, net of cash acquired		(249)	(1,607)	(2,033)
Proceeds from disposals of long-lived assets		61	49	42
Proceeds from land expropriation		32	0	0
Proceeds from property and casualty insurance		0	0	10
Net (increase) decrease in short-term related-party notes receivable from cash pooling program		(383)	187	(77)
Other investing activities, net		(27)	(24)	25
Net cash used in investing activities		(1,208)	(2,025)	(2,521)
Cash Flows from Financing Activities:
Transfers to Parent, net	[1]	(304)	(20)	(188)
Net repayments of short-term related-party debt		(101)	(328)	(160)
Proceeds from issuances of long-term related-party debt		230	1,465	1,270
Repayments of long-term related-party debt		(272)	0	0
Payments of finance lease obligations		(82)	(55)	(48)
Repayments of long-term third-party debt		0	(335)	(337)
Other financing activities, net		(8)	7	(40)
Net cash (used in) provided by financing activities		(537)	734	497
Effect of exchange rate changes on cash and cash equivalents		(59)	11	(12)
Increase (decrease) in cash and cash equivalents		478	756	(48)
Cash and cash equivalents at the beginning of period		1,107	351	399
Cash and cash equivalents at the end of period		$ 1,585	$ 1,107	$ 351

[1]	Net transfers to Parent as reflected on the combined statements of cash flows includes general financing activities and allocation of Parent’s corporate expenses.